Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands		Taxes [3]	Royalties [4]	Fees	Comm. Social Resp.	Total Payments
Total	[1],[2]	$ 73,370	$ 224,430	$ 6,810	$ 13,980	$ 318,590
ARGENTINA
Total	[1],[2]	73,370	216,550	6,810	10,980	307,710
ARGENTINA | Federal
Total	[1],[2]	$ 73,370			10,980	84,350
ARGENTINA | Neuquén Province
Total	[1],[2]		193,170	6,600		199,770
ARGENTINA | Rio Negro Province
Total	[1],[2]		23,250	$ 210		23,460
ARGENTINA | Salta Province
Total	[1],[2]		130			130
MEXICO
Total	[1],[2]		7,880		3,000	10,880
MEXICO | Federal
Total	[1],[2]		$ 7,880			7,880
MEXICO | City of Mexico
Total	[1],[2]				$ 3,000	$ 3,000

[1]	All payments are reported in U.S. dollars. Payments made in currencies other than in U.S. dollars have been converted to U.S. dollars using the exchange rate applicable on or about the date of payment.
[2]	Certain monetary amounts and other figures included in this report have been subject to rounding adjustments. Any discrepancies in any tables between the totals and the sums of the amounts are due to rounding.
[3]	Reported taxes do not include taxes levied on consumption, such as value added taxes, personal income taxes, or sales taxes (including, for the avoidance of doubt, the Argentine Provincial tax ingresos brutos).
[4]	Vista pays royalties to the provincial governments of Argentina related to the Transferred Conventional Assets. As per the Conventional Assets Transaction Agreement, Aconcagua then repays 100% of these amounts to Vista.